Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2019
Registrant Name	VALIC Co II
Entity Central Index Key	0001062374
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 23, 2019
Document Effective Date	Dec. 29, 2019
Prospectus Date	Jan. 01, 2020
Aggressive Growth Lifestyle Fund | Aggressive Growth Lifestyle Fund
Prospectus:
Trading Symbol	VAGLX
Capital Appreciation Fund | Capital Appreciation Fund
Prospectus:
Trading Symbol	VCCAX
Conservative Growth Lifestyle Fund | Conservative Growth Lifestyle Fund
Prospectus:
Trading Symbol	VCGLX
Core Bond Fund | Core Bond Fund
Prospectus:
Trading Symbol	VCCBX
Government Money Market II Fund | Government Money Market II Fund
Prospectus:
Trading Symbol	VIIXX
High Yield Bond Fund | High Yield Bond Fund
Prospectus:
Trading Symbol	VCHYX
International Opportunities Fund | International Opportunities Fund
Prospectus:
Trading Symbol	VISEX
Large Cap Value Fund | Large Cap Value Fund
Prospectus:
Trading Symbol	VACVX
Mid Cap Growth Fund | Mid Cap Growth Fund
Prospectus:
Trading Symbol	VAMGX
Mid Cap Value Fund | Mid Cap Value Fund
Prospectus:
Trading Symbol	VMCVX
Moderate Growth Lifestyle Fund | Moderate Growth Lifestyle Fund
Prospectus:
Trading Symbol	VMGLX
Small Cap Growth Fund | Small Cap Growth Fund
Prospectus:
Trading Symbol	VASMX
Small Cap Value Fund | Small Cap Value Fund
Prospectus:
Trading Symbol	VCSVX
Strategic Bond Fund | Strategic Bond Fund
Prospectus:
Trading Symbol	VCSBX
U.S. Socially Responsible Fund | U.S. Socially Responsible Fund
Prospectus:
Trading Symbol	VCSRX